3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recorded Investment With no related allowance recorded	$ 5,586,358	$ 4,655,956
Unpaid Principal Balance With no related allowance recorded	6,490,501	5,158,680
Average Recorded Investment With no related allowance recorded	5,518,460	3,227,525
Interest income recognized With no related allowance recorded	107,444	460,524
Recorded Investment With an allowance recorded	949,636	1,149,525
Unpaid Principal Balance With an allowance recorded	970,615	1,356,798
Related Allowance With an allowance recorded	114,726	220,673
Average Recorded Investment With an allowance recorded	971,539	1,077,963
Interest income recognized With an allowance recorded	45,490	29,662
Recorded Investment allowance recorded	6,535,994	5,805,481
Unpaid Principal Balance allowance recorded	7,461,116	6,515,478
Related Allowance recorded	114,726	220,673
Average Recorded Investment Allowance recorded	6,489,999	4,305,488
Interest income recognized	152,934	490,186
Commercial and industrial
Recorded Investment With no related allowance recorded	60,846	98,806
Unpaid Principal Balance With no related allowance recorded	80,894	136,590
Average Recorded Investment With no related allowance recorded	120,924	75,868
Interest income recognized With no related allowance recorded	0	72,426
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,748,323	1,102,859
Unpaid Principal Balance With no related allowance recorded	1,975,831	1,226,040
Average Recorded Investment With no related allowance recorded	1,663,794	1,105,030
Interest income recognized With no related allowance recorded	13,131	237,792
Recorded Investment With an allowance recorded	0	204,645
Unpaid Principal Balance With an allowance recorded	0	225,681
Related Allowance With an allowance recorded	0	69,015
Average Recorded Investment With an allowance recorded	57,658	210,890
Interest income recognized With an allowance recorded	0	0
Related Allowance recorded	0	69,015
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	3,465,117	3,300,175
Unpaid Principal Balance With no related allowance recorded	4,082,637	3,641,627
Average Recorded Investment With no related allowance recorded	3,497,772	1,930,108
Interest income recognized With no related allowance recorded	94,313	133,732
Recorded Investment With an allowance recorded	942,365	798,226
Unpaid Principal Balance With an allowance recorded	963,367	837,766
Related Allowance With an allowance recorded	112,969	125,305
Average Recorded Investment With an allowance recorded	836,326	646,799
Interest income recognized With an allowance recorded	45,139	29,262
Related Allowance recorded	112,969	125,305
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	312,072	154,116
Unpaid Principal Balance With no related allowance recorded	351,139	154,423
Average Recorded Investment With no related allowance recorded	235,970	116,519
Interest income recognized With no related allowance recorded	0	16,574
Recorded Investment With an allowance recorded	7,271	146,654
Unpaid Principal Balance With an allowance recorded	7,248	293,351
Related Allowance With an allowance recorded	1,757	26,353
Average Recorded Investment With an allowance recorded	77,555	220,274
Interest income recognized With an allowance recorded	351	400
Related Allowance recorded	$ 1,757	$ 26,353